Income Taxes - Disclosure of detailed information about non-capital losses (Details)	Dec. 31, 2020 CAD ($)
Non Capital Losses By Year Of Expiry [Line Items]
Non-capital losses	$ 31,395,000
2026 [Member]
Non Capital Losses By Year Of Expiry [Line Items]
Non-capital losses	6,000
2027 [Member]
Non Capital Losses By Year Of Expiry [Line Items]
Non-capital losses	16,000
2028 [Member]
Non Capital Losses By Year Of Expiry [Line Items]
Non-capital losses	533,000
2029 [Member]
Non Capital Losses By Year Of Expiry [Line Items]
Non-capital losses	863,000
2031 [Member]
Non Capital Losses By Year Of Expiry [Line Items]
Non-capital losses	1,664,000
2032 [Member]
Non Capital Losses By Year Of Expiry [Line Items]
Non-capital losses	2,290,000
2033 [Member]
Non Capital Losses By Year Of Expiry [Line Items]
Non-capital losses	39,000
2034 [Member]
Non Capital Losses By Year Of Expiry [Line Items]
Non-capital losses	3,908,000
2035 [Member]
Non Capital Losses By Year Of Expiry [Line Items]
Non-capital losses	4,356,000
2036 [Member]
Non Capital Losses By Year Of Expiry [Line Items]
Non-capital losses	3,583,000
2037 [Member]
Non Capital Losses By Year Of Expiry [Line Items]
Non-capital losses	6,062,000
2038 [Member]
Non Capital Losses By Year Of Expiry [Line Items]
Non-capital losses	2,790,000
2039 [Member]
Non Capital Losses By Year Of Expiry [Line Items]
Non-capital losses	3,407,000
2040 [Member]
Non Capital Losses By Year Of Expiry [Line Items]
Non-capital losses	$ 1,878,000